Taxation - Schedule of Components of Income Tax Expense (Benefit) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 15,081	$ 2,311	¥ 9,180	¥ 9,809
Deferred income tax benefit	(177)	(27)	(177)	(177)
Income tax expense	¥ 14,904	$ 2,284	¥ 9,003	¥ 9,632